Expense Example	Aug. 28, 2026 USD ($)
Steward Covered Call Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 695
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,078
Steward Covered Call Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	2,269
Steward Covered Call Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,289
Steward Covered Call Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,384
Steward Equity Market Neutral Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	833
Expense Example, with Redemption, 3 Years	1,368
Expense Example, with Redemption, 5 Years	1,927
Expense Example, with Redemption, 10 Years	3,442
Steward Equity Market Neutral Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	453
Expense Example, with Redemption, 3 Years	1,074
Expense Example, with Redemption, 5 Years	1,817
Expense Example, with Redemption, 10 Years	3,598
Steward Equity Market Neutral Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,716
Steward Equity Market Neutral Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,836
Steward Global Equity Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	1,989
Steward Global Equity Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,107
Steward Global Equity Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Steward Global Equity Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Steward Large Cap Core Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	1,870
Steward Large Cap Core Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,004
Steward Large Cap Core Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Steward Large Cap Core Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,083
Steward Large Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,860
Steward Large Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	1,980
Steward Large Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
Steward Large Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
Steward Large Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	1,929
Steward Large Cap Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	2,049
Steward Large Cap Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,007
Steward Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,127
Steward Select Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	468
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,498
Steward Select Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,801
Steward Select Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Steward Select Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Steward Values Enhanced International Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,751
Steward Values Enhanced International Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,870
Steward Values Enhanced International Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Steward Values Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Steward Values Enhanced Large Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	1,541
Steward Values Enhanced Large Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,677
Steward Values Enhanced Large Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Steward Values Enhanced Large Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Steward Values Enhanced Small-Mid Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	1,519
Steward Values Enhanced Small-Mid Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,697
Steward Values Enhanced Small-Mid Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762